Stock-based Compensation Plans - PSU Plans (Details) - PSUs - CAD CAD / shares in Units, CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit with underlying value equivalent to common shares	1
Award vesting period	3 years
Volume weighted average share price (period)	5 days
Payout (percent)	96.00%
Awards paid out (shares)	148,168	83,637
Awards paid out, weighted average exercise price (cad per share)	CAD 37.72
Total paid out to senior management	CAD 5
Expense recognized in earnings	16	CAD 12
Unrecognized compensation expense	CAD 9
Remaining weighted average period to recognize compensation expense (years)	2 years
Aggregate intrinsic value	CAD 39
Weighted average contractual life (years)	1 year
Volume weighted average price, share price (cad per share)	CAD 41.46	CAD 37.72
Liability related to outstanding awards	CAD 30	CAD 19
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout (percent)	0.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout (percent)	150.00%
Senior management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards paid out (shares)	2,432
Senior management | Granted in 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards paid out (shares)	145,736
PSU 2013 and 2016 Plans | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated payout (percent)	88.00%
PSU 2013 and 2016 Plans | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated payout (percent)	113.00%